Financial Assets and Liabilities Fair Value (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Financial Instruments [Abstract]
Summary of Carrying amounts of Financial Liabilities Measured at Fair Value Through Profit and Loss

The following table shows the carrying amounts of the financial liabilities measured at fair value through profit and loss on a recurring basis:

	Level 1	Level 2	Level 3	Total
Liabilities measured at FVTPL
Derivative warrant liability (Public Warrants)	7,406	—	—	7,406
Derivative warrant liability (Private Placement Warrants)	—	321	—	321
Derivative earnout liability	—	—	7,553	7,553
Total financial liabilities	7,406	321	7,553	15,280